Expense Example - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Diversified International Fund - Class A
Expense Example:
1 year	$ 683
3 years	911
5 years	1,156
10 years	1,860
Fidelity Advisor Diversified International Fund - Class C
Expense Example:
1 year	290
3 years	588
5 years	1,011
10 years	1,995
Fidelity Advisor Diversified International Fund - Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Diversified International Fund - Class I
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	1,073
Fidelity Advisor Diversified International Fund - Class Z
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	$ 906